UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1.	Schedule of Investments.

Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

U.S. Stocks 24.6%
Large-Cap 23.1%
Schwab U.S. Large-Cap ETF	55,353	3,597,391
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	3,139	230,936
		3,828,327

International Stocks 9.9%
Developed-Market Large-Cap 9.9%
Schwab International Equity ETF	46,354	1,532,000

Real Assets 1.8%
Real Estate 1.8%
Schwab U.S. REIT ETF	6,640	277,419

Fixed Income 56.5%
Inflation-Protected Bond 6.3%
Schwab U.S. TIPS ETF	17,690	971,358
Intermediate-Term Bond 41.6%
Schwab U.S. Aggregate Bond ETF	127,797	6,471,640
Treasury Bond 8.6%
Schwab Short-Term U.S. Treasury ETF	26,788	1,332,435
		8,775,433

Security	Number of Shares	Value ($)
Money Market Fund 5.9%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	924,183	924,460
Total Affiliated Underlying Funds
(Cost $15,080,594)		15,337,639
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
BNP Paribas
1.27%, 07/02/18 (b)	152,387	152,387
Brown Brothers Harriman
1.27%, 07/02/18 (b)	15,754	15,754
Total Short-Term Investments
(Cost $168,141)		168,141
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab International Equity ETF	41,250	5,104	—	46,354	($29,376)	$—	$—
Schwab Short-Term U.S. Treasury ETF	24,566	2,222	—	26,788	(2,340)	—	5,123
Schwab U.S. Aggregate Bond ETF	115,205	14,805	(2,213)	127,797	(38,955)	(4,268)	41,258
Schwab U.S. Large-Cap ETF	52,422	5,241	(2,310)	55,353	103,878	470	16,130
Schwab U.S. REIT ETF	6,822	318	(500)	6,640	25,551	(537)	2,031
Schwab U.S. Small-Cap ETF	2,960	179	—	3,139	13,817	—	556
Schwab U.S. TIPS ETF	16,444	1,246	—	17,690	810	—	7,738
Schwab Variable Share Price Money Fund, Ultra Shares	820,069	104,114	—	924,183	266	—	4,334
Total					$73,651	($4,335)	$77,170
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$15,337,639	$—	$—	$15,337,639
Short-Term Investments[1]	—	168,141	—	168,141
Total	$15,337,639	$168,141	$—	$15,505,780
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 26.0%
Large-Cap 24.3%
Schwab U.S. Large-Cap ETF	82,646	5,371,164
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	5,032	370,204
		5,741,368

International Stocks 10.5%
Developed-Market Large-Cap 10.5%
Schwab International Equity ETF	69,946	2,311,715

Real Assets 2.1%
Real Estate 2.1%
Schwab U.S. REIT ETF	10,999	459,538

Fixed Income 54.7%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	24,611	1,351,390
Intermediate-Term Bond 40.4%
Schwab U.S. Aggregate Bond ETF	175,696	8,897,246
Treasury Bond 8.2%
Schwab Short-Term U.S. Treasury ETF	36,387	1,809,889
		12,058,525

Security	Number of Shares	Value ($)
Money Market Fund 5.6%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	1,238,717	1,239,088
Total Affiliated Underlying Funds
(Cost $21,384,315)		21,810,234
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Sumitomo Mitsui Banking Corp.
1.27%, 07/02/18 (b)	177,733	177,733
Total Short-Term Investment
(Cost $177,733)		177,733
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab International Equity ETF	64,837	5,109	—	69,946	($46,168)	$—	$—
Schwab Short-Term U.S. Treasury ETF	32,941	3,446	—	36,387	(3,162)	—	6,937
Schwab U.S. Aggregate Bond ETF	159,635	19,688	(3,627)	175,696	(53,908)	(6,166)	57,497
Schwab U.S. Large-Cap ETF	79,509	6,899	(3,762)	82,646	162,406	(3,133)	24,470
Schwab U.S. REIT ETF	10,250	749	—	10,999	39,154	—	3,365
Schwab U.S. Small-Cap ETF	4,561	471	—	5,032	22,592	—	891
Schwab U.S. TIPS ETF	22,373	2,238	—	24,611	1,274	—	10,703
Schwab Variable Share Price Money Fund, Ultra Shares	1,033,458	205,259	—	1,238,717	350	—	5,829
Total					$122,538	($9,299)	$109,692
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$21,810,234	$—	$—	$21,810,234
Short-Term Investment[1]	—	177,733	—	177,733
Total	$21,810,234	$177,733	$—	$21,987,967
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 30.0%
Large-Cap 28.0%
Schwab U.S. Large-Cap ETF	367,859	23,907,156
Small-Cap 2.0%
Schwab U.S. Small-Cap ETF	23,059	1,696,451
		25,603,607

International Stocks 13.8%
Developed-Market Large-Cap 12.7%
Schwab International Equity ETF	328,669	10,862,510
Emerging-Market 1.1%
Schwab Emerging Markets Equity ETF	36,865	954,435
		11,816,945

Real Assets 2.2%
Real Estate 2.2%
Schwab U.S. REIT ETF	45,956	1,920,042

Fixed Income 48.2%
Inflation-Protected Bond 4.2%
Schwab U.S. TIPS ETF	65,115	3,575,465
Intermediate-Term Bond 37.9%
Schwab U.S. Aggregate Bond ETF	639,215	32,369,847
Treasury Bond 6.1%
Schwab Short-Term U.S. Treasury ETF	104,835	5,214,493
		41,159,805

Security	Number of Shares	Value ($)
Money Market Fund 4.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	4,022,474	4,023,681
Total Affiliated Underlying Funds
(Cost $83,150,462)		84,524,080
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
BNP Paribas
1.27%, 07/02/18 (b)	24,526	24,526
Sumitomo Mitsui Banking Corp.
1.27%, 07/02/18 (b)	853,013	853,013
Total Short-Term Investments
(Cost $877,539)		877,539
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	29,508	7,357	—	36,865	($92,513)	$—	$—
Schwab International Equity ETF	264,485	64,184	—	328,669	(215,331)	—	—
Schwab Short-Term U.S. Treasury ETF	86,024	18,811	—	104,835	(7,733)	—	18,357
Schwab U.S. Aggregate Bond ETF	527,041	112,174	—	639,215	(183,159)	—	192,062
Schwab U.S. Large-Cap ETF	313,673	61,465	(7,279)	367,859	637,133	(2,942)	111,015
Schwab U.S. REIT ETF	43,224	2,732	—	45,956	163,168	—	14,058
Schwab U.S. Small-Cap ETF	20,125	2,934	—	23,059	95,600	—	4,081
Schwab U.S. TIPS ETF	54,639	10,476	—	65,115	5,350	—	26,081
Schwab Variable Share Price Money Fund, Ultra Shares	3,106,284	916,190	—	4,022,474	1,003	—	17,858
Total					$403,518	($2,942)	$383,512
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$84,524,080	$—	$—	$84,524,080
Short-Term Investments[1]	—	877,539	—	877,539
Total	$84,524,080	$877,539	$—	$85,401,619
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.6% of net assets

U.S. Stocks 37.4%
Large-Cap 34.6%
Schwab U.S. Large-Cap ETF	528,772	34,364,892
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	38,355	2,821,777
		37,186,669

International Stocks 18.4%
Developed-Market Large-Cap 16.0%
Schwab International Equity ETF	482,301	15,940,048
Emerging-Market 2.4%
Schwab Emerging Markets Equity ETF	90,222	2,335,848
		18,275,896

Real Assets 3.0%
Real Estate 3.0%
Schwab U.S. REIT ETF	70,664	2,952,342

Fixed Income 37.0%
Inflation-Protected Bond 1.4%
Schwab U.S. TIPS ETF	25,844	1,419,094
Intermediate-Term Bond 32.4%
Schwab U.S. Aggregate Bond ETF	635,682	32,190,937
Treasury Bond 3.2%
Schwab Short-Term U.S. Treasury ETF	64,706	3,218,476
		36,828,507

Security	Number of Shares	Value ($)
Money Market Fund 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	2,762,404	2,763,233
Total Affiliated Underlying Funds
(Cost $95,257,007)		98,006,647
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
BNP Paribas
1.27%, 07/02/18 (b)	985,303	985,303
JPMorgan Chase Bank
1.27%, 07/02/18 (b)	303,676	303,676
Total Short-Term Investments
(Cost $1,288,979)		1,288,979
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	68,852	21,370	—	90,222	($228,999)	$—	$—
Schwab International Equity ETF	400,683	88,980	(7,362)	482,301	(324,948)	(4,578)	—
Schwab Short-Term U.S. Treasury ETF	55,539	9,167	—	64,706	(4,934)	—	11,791
Schwab U.S. Aggregate Bond ETF	532,374	127,702	(24,394)	635,682	(142,824)	(50,740)	195,383
Schwab U.S. Large-Cap ETF	462,658	85,563	(19,449)	528,772	957,943	(13,697)	158,262
Schwab U.S. REIT ETF	65,882	4,782	—	70,664	248,325	—	21,616
Schwab U.S. Small-Cap ETF	34,018	4,337	—	38,355	163,464	—	6,554
Schwab U.S. TIPS ETF	21,465	4,379	—	25,844	2,364	—	10,473
Schwab Variable Share Price Money Fund, Ultra Shares	2,549,930	912,264	(699,790)	2,762,404	766	—	13,086
Total					$671,157	($69,015)	$417,165
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$98,006,647	$—	$—	$98,006,647
Short-Term Investments[1]	—	1,288,979	—	1,288,979
Total	$98,006,647	$1,288,979	$—	$99,295,626
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 42.5%
Large-Cap 39.0%
Schwab U.S. Large-Cap ETF	778,121	50,570,084
Small-Cap 3.5%
Schwab U.S. Small-Cap ETF	61,661	4,536,400
		55,106,484

International Stocks 22.1%
Developed-Market Large-Cap 18.6%
Schwab International Equity ETF	730,479	24,142,331
Emerging-Market 3.5%
Schwab Emerging Markets Equity ETF	175,198	4,535,876
		28,678,207

Real Assets 3.5%
Real Estate 3.5%
Schwab U.S. REIT ETF	108,517	4,533,840

Fixed Income 28.7%
Intermediate-Term Bond 26.8%
Schwab U.S. Aggregate Bond ETF	684,455	34,660,801
Treasury Bond 1.9%
Schwab Short-Term U.S. Treasury ETF	49,539	2,464,070
		37,124,871

Security	Number of Shares	Value ($)
Money Market Fund 2.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	3,154,773	3,155,720
Total Affiliated Underlying Funds
(Cost $125,613,604)		128,599,122
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Sumitomo Mitsui Banking Corp.
1.27%, 07/02/18 (b)	912,266	912,266
Total Short-Term Investment
(Cost $912,266)		912,266
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	130,246	44,952	—	175,198	($401,937)	$—	$—
Schwab International Equity ETF	604,015	126,464	—	730,479	(488,281)	—	—
Schwab Short-Term U.S. Treasury ETF	41,080	8,459	—	49,539	(3,437)	—	8,743
Schwab U.S. Aggregate Bond ETF	564,261	120,194	—	684,455	(204,751)	—	206,761
Schwab U.S. Large-Cap ETF	682,954	101,307	(6,140)	778,121	1,364,321	(6,310)	232,892
Schwab U.S. REIT ETF	99,945	8,572	—	108,517	373,629	—	33,195
Schwab U.S. Small-Cap ETF	56,564	5,097	—	61,661	260,639	—	10,914
Schwab Variable Share Price Money Fund, Ultra Shares	2,142,501	1,012,272	—	3,154,773	764	—	13,677
Total					$900,947	($6,310)	$506,182
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$128,599,122	$—	$—	$128,599,122
Short-Term Investment[1]	—	912,266	—	912,266
Total	$128,599,122	$912,266	$—	$129,511,388
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 46.7%
Large-Cap 42.3%
Schwab U.S. Large-Cap ETF	484,632	31,496,233
Small-Cap 4.4%
Schwab U.S. Small-Cap ETF	44,340	3,262,094
		34,758,327

International Stocks 25.3%
Developed-Market Large-Cap 20.9%
Schwab International Equity ETF	469,497	15,516,876
Emerging-Market 4.4%
Schwab Emerging Markets Equity ETF	127,409	3,298,619
		18,815,495

Real Assets 3.8%
Real Estate 3.8%
Schwab U.S. REIT ETF	67,597	2,824,203

Security	Number of Shares	Value ($)
Fixed Income 21.8%
Intermediate-Term Bond 20.6%
Schwab U.S. Aggregate Bond ETF	302,651	15,326,247
Treasury Bond 1.2%
Schwab Short-Term U.S. Treasury ETF	17,430	866,968
		16,193,215

Money Market Fund 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	1,324,827	1,325,225
Total Affiliated Underlying Funds
(Cost $71,382,286)		73,916,465
(a)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	96,159	31,250	—	127,409	($316,625)	$—	$—
Schwab International Equity ETF	383,351	86,146	—	469,497	(325,084)	—	—
Schwab Short-Term U.S. Treasury ETF	15,244	2,186	—	17,430	(1,291)	—	3,153
Schwab U.S. Aggregate Bond ETF	251,499	53,104	(1,952)	302,651	(81,871)	(4,198)	92,194
Schwab U.S. Large-Cap ETF	421,385	69,257	(6,010)	484,632	846,483	(11,317)	145,970
Schwab U.S. REIT ETF	62,299	7,677	(2,379)	67,597	251,454	(539)	21,406
Schwab U.S. Small-Cap ETF	40,161	4,179	—	44,340	185,271	—	7,681
Schwab Variable Share Price Money Fund, Ultra Shares	870,098	454,729	—	1,324,827	261	—	5,401
Total					$558,598	($16,054)	$275,805
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At June 30, 2018, all of the fund’s investment securities were classified as Level 1. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 50.4%
Large-Cap 45.2%
Schwab U.S. Large-Cap ETF	601,026	39,060,680
Small-Cap 5.2%
Schwab U.S. Small-Cap ETF	60,484	4,449,808
		43,510,488

International Stocks 28.1%
Developed-Market Large-Cap 22.7%
Schwab International Equity ETF	592,290	19,575,184
Emerging-Market 5.4%
Schwab Emerging Markets Equity ETF	182,331	4,720,550
		24,295,734

Real Assets 4.3%
Real Estate 4.3%
Schwab U.S. REIT ETF	88,223	3,685,957

Fixed Income 15.4%
Intermediate-Term Bond 14.7%
Schwab U.S. Aggregate Bond ETF	251,171	12,719,299
Treasury Bond 0.7%
Schwab Short-Term U.S. Treasury ETF	12,317	612,648
		13,331,947

Security	Number of Shares	Value ($)
Money Market Fund 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	953,606	953,892
Total Affiliated Underlying Funds
(Cost $82,734,785)		85,778,018
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Barclays Capital, Inc
1.27%, 07/02/18 (b)	757,515	757,515
Total Short-Term Investment
(Cost $757,515)		757,515
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	138,813	43,518	—	182,331	($452,415)	$—	$—
Schwab International Equity ETF	490,213	102,077	—	592,290	(429,789)	—	—
Schwab Short-Term U.S. Treasury ETF	10,935	1,382	—	12,317	(914)	—	2,290
Schwab U.S. Aggregate Bond ETF	208,398	42,773	—	251,171	(72,856)	—	76,725
Schwab U.S. Large-Cap ETF	523,634	77,392	—	601,026	1,056,565	—	178,835
Schwab U.S. REIT ETF	78,789	9,434	—	88,223	304,046	—	26,988
Schwab U.S. Small-Cap ETF	55,195	5,289	—	60,484	260,731	—	10,706
Schwab Variable Share Price Money Fund, Ultra Shares	450,766	502,840	—	953,606	135	—	3,512
Total					$665,503	$—	$299,056
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$85,778,018	$—	$—	$85,778,018
Short-Term Investment[1]	—	757,515	—	757,515
Total	$85,778,018	$757,515	$—	$86,535,533
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

U.S. Stocks 53.1%
Large-Cap 47.2%
Schwab U.S. Large-Cap ETF	386,916	25,145,671
Small-Cap 5.9%
Schwab U.S. Small-Cap ETF	42,645	3,137,392
		28,283,063

International Stocks 30.4%
Developed-Market Large-Cap 24.2%
Schwab International Equity ETF	389,213	12,863,490
Emerging-Market 6.2%
Schwab Emerging Markets Equity ETF	128,288	3,321,376
		16,184,866

Real Assets 4.5%
Real Estate 4.5%
Schwab U.S. REIT ETF	57,679	2,409,829

Fixed Income 10.8%
Intermediate-Term Bond 10.4%
Schwab U.S. Aggregate Bond ETF	108,736	5,506,391
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	4,688	233,181
		5,739,572

Security	Number of Shares	Value ($)
Money Market Fund 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	350,512	350,617
Total Affiliated Underlying Funds
(Cost $50,897,590)		52,967,947
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets

Time Deposit 0.0%
Brown Brothers Harriman
1.27%, 07/02/18 (b)	12,500	12,500
Total Short-Term Investment
(Cost $12,500)		12,500
(b)	The rate shown is the current daily overnight rate.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	97,243	36,663	(5,618)	128,288	($300,232)	($18,940)	$—
Schwab International Equity ETF	320,306	74,113	(5,206)	389,213	(261,583)	(9,842)	—
Schwab Short-Term U.S. Treasury ETF	3,713	975	—	4,688	(323)	—	875
Schwab U.S. Aggregate Bond ETF	90,058	18,678	—	108,736	(31,708)	—	33,186
Schwab U.S. Large-Cap ETF	337,491	52,413	(2,988)	386,916	674,024	(10,078)	115,804
Schwab U.S. REIT ETF	53,143	4,536	—	57,679	199,835	—	17,644
Schwab U.S. Small-Cap ETF	37,963	4,682	—	42,645	176,225	—	7,300
Schwab Variable Share Price Money Fund, Ultra Shares	—	350,512	—	350,512	—	—	936
Total					$456,238	($38,860)	$175,745
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$52,967,947	$—	$—	$52,967,947
Short-Term Investment[1]	—	12,500	—	12,500
Total	$52,967,947	$12,500	$—	$52,980,447
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.8% of net assets

U.S. Stocks 54.5%
Large-Cap 48.4%
Schwab U.S. Large-Cap ETF	366,432	23,814,416
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	41,109	3,024,389
		26,838,805

International Stocks 32.0%
Developed-Market Large-Cap 25.0%
Schwab International Equity ETF	372,666	12,316,611
Emerging-Market 7.0%
Schwab Emerging Markets Equity ETF	132,336	3,426,179
		15,742,790

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	54,681	2,284,572

Fixed Income 8.2%
Intermediate-Term Bond 7.9%
Schwab U.S. Aggregate Bond ETF	76,685	3,883,329
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	3,268	162,550
		4,045,879

Security	Number of Shares	Value ($)
Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	200,293	200,353
Total Affiliated Underlying Funds
(Cost $47,753,149)		49,112,399
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
BNP Paribas
1.27%, 07/02/18 (b)	132,121	132,121
Total Short-Term Investment
(Cost $132,121)		132,121
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	88,901	43,435	—	132,336	($308,848)	$—	$—
Schwab International Equity ETF	278,260	94,406	—	372,666	(269,300)	—	—
Schwab Short-Term U.S. Treasury ETF	2,734	534	—	3,268	(225)	—	548
Schwab U.S. Aggregate Bond ETF	57,561	19,124	—	76,685	(18,992)	—	22,023
Schwab U.S. Large-Cap ETF	288,072	78,360	—	366,432	601,547	—	108,132
Schwab U.S. REIT ETF	45,467	9,214	—	54,681	182,486	—	16,727
Schwab U.S. Small-Cap ETF	33,895	7,214	—	41,109	164,500	—	7,150
Schwab Variable Share Price Money Fund, Ultra Shares	—	200,293	—	200,293	—	—	535
Total					$351,168	$—	$155,115
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2050 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$49,112,399	$—	$—	$49,112,399
Short-Term Investment[1]	—	132,121	—	132,121
Total	$49,112,399	$132,121	$—	$49,244,520
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 55.7%
Large-Cap 49.1%
Schwab U.S. Large-Cap ETF	172,438	11,206,746
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	20,493	1,507,670
		12,714,416

International Stocks 33.0%
Developed-Market Large-Cap 25.7%
Schwab International Equity ETF	177,616	5,870,209
Emerging-Market 7.3%
Schwab Emerging Markets Equity ETF	64,285	1,664,338
		7,534,547

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	25,658	1,071,991

Fixed Income 5.9%
Intermediate-Term Bond 5.6%
Schwab U.S. Aggregate Bond ETF	25,515	1,292,080
Security	Number of Shares	Value ($)
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	1,194	59,389
		1,351,469
Total Affiliated Underlying Funds
(Cost $21,779,563)		22,672,423
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Banking Corp.
1.27%, 07/02/18 (a)	142,516	142,516
Total Short-Term Investment
(Cost $142,516)		142,516
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	45,056	19,229	—	64,285	($154,191)	$—	$—
Schwab International Equity ETF	134,706	43,357	(447)	177,616	(127,254)	(800)	—
Schwab Short-Term U.S. Treasury ETF	704	490	—	1,194	(46)	—	176
Schwab U.S. Aggregate Bond ETF	19,710	5,805	—	25,515	(6,458)	—	7,441
Schwab U.S. Large-Cap ETF	138,325	35,474	(1,361)	172,438	281,290	(2,757)	51,474
Schwab U.S. REIT ETF	21,966	3,692	—	25,658	88,524	—	7,849
Schwab U.S. Small-Cap ETF	16,723	3,770	—	20,493	78,644	—	3,543
Total					$160,509	($3,557)	$70,483
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2055 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$22,672,423	$—	$—	$22,672,423
Short-Term Investment[1]	—	142,516	—	142,516
Total	$22,672,423	$142,516	$—	$22,814,939
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of June 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 56.3%
Large-Cap 49.7%
Schwab U.S. Large-Cap ETF	234,899	15,266,086
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	27,643	2,033,695
		17,299,781

International Stocks 33.8%
Developed-Market Large-Cap 26.1%
Schwab International Equity ETF	242,275	8,007,189
Emerging-Market 7.7%
Schwab Emerging Markets Equity ETF	91,783	2,376,262
		10,383,451

Real Assets 4.9%
Real Estate 4.9%
Schwab U.S. REIT ETF	36,185	1,511,809

Fixed Income 4.4%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	26,390	1,336,390
Security	Number of Shares	Value ($)
Treasury Bond 0.1%
Schwab Short-Term U.S. Treasury ETF	750	37,305
		1,373,695
Total Affiliated Underlying Funds
(Cost $29,482,753)		30,568,736
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
1.27%, 07/02/18 (a)	104,459	104,459
Total Short-Term Investment
(Cost $104,459)		104,459
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	63,815	27,968	—	91,783	($217,783)	$—	$—
Schwab International Equity ETF	187,735	54,540	—	242,275	(174,730)	—	—
Schwab Short-Term U.S. Treasury ETF	750	—	—	750	(75)	—	150
Schwab U.S. Aggregate Bond ETF	20,623	5,767	—	26,390	(7,459)	—	7,762
Schwab U.S. Large-Cap ETF	190,996	43,903	—	234,899	394,620	—	69,689
Schwab U.S. REIT ETF	30,149	6,036	—	36,185	126,275	—	11,069
Schwab U.S. Small-Cap ETF	23,761	3,882	—	27,643	114,046	—	4,829
Total					$234,894	$—	$93,499
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2060 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$30,568,736	$—	$—	$30,568,736
Short-Term Investment[1]	—	104,459	—	104,459
Total	$30,568,736	$104,459	$—	$30,673,195
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260JUN18

Item 2.	Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	August 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	August 13, 2018

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	August 13, 2018